Inventories - Changes of Allowance for Inventories Valuation (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Allowance for inventories valuation, beginning balance	₩ 135,631	₩ 203,164	₩ 231,378
Loss on valuation of inventories	141,799	78,560	152,249
Realization on disposal of inventories	(69,426)	(138,967)	(161,458)
Others	(1,222)	(7,126)	(19,005)
Allowance for inventories valuation, ending balance	₩ 206,782	₩ 135,631	₩ 203,164